Employee benefits - Plan assets composition (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Equity instruments	$ 9.0	$ 8.7
Debt instruments	15.0	13.0
Cash and deposits	2.3	2.5
Other	3.4	3.1
Fair value of the plan assets	$ 29.7	$ 27.3